Transactions in Foreign Currency (Details) - Schedule of assets and liabilities - USD [member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Transactions in Foreign Currency (Details) - Schedule of assets and liabilities [Line Items]
Cash and cash equivalents	$ 51,343	$ 15,356
Advances to suppliers for work in progress	9,210	4,242
Trade and other receivables	4,946	4,587
Assets	65,499	24,185
Trade and other payables	(10,356)	(11,314)
Interest-bearing loans and borrowings	(149,612)	(149,612)
Liabilities	(159,968)	(160,926)
Cross currency swap position	132,000	150,000
Net monetary position	$ 37,531	$ 13,259